Leases - Schedule of Amount Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amount Recognized in Profit or Loss [Abstract]
Interest on lease liabilities	$ 91,118	$ 130,128	$ 33,571